Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2026
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

The Company relies on third-party service providers for its information technology, electronic communications, data storage and financial reporting systems.

The Company manages cybersecurity risks as part of its overall risk-management and internal-control processes. Its procedures include access controls, password protection, data backups, software updates and the reporting of suspected cybersecurity incidents. The Company may use external information technology advisors to assist with cybersecurity matters.

The Company also considers cybersecurity risks associated with its third-party service providers, although its ability to monitor their systems and controls is limited.

As of the date of this Annual Report, the Company has not identified any cybersecurity incident that has materially affected its business, results of operations or financial condition. However, a future cybersecurity incident could have a material adverse effect on the Company.

Governance

The Board, acting through the Audit Committee, oversees cybersecurity risk. The Chief Executive Officer and Chief Financial Officer receive information regarding cybersecurity matters from the Company’s third-party information technology service providers and monitor the prevention, detection, mitigation and remediation of cybersecurity incidents. Their relevant experience includes oversight of public-company operations, financial reporting systems, disclosure controls and third-party information technology systems; neither officer has specialized cybersecurity qualifications.

Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

The Board, acting through the Audit Committee, oversees cybersecurity risk. The Chief Executive Officer and Chief Financial Officer receive information regarding cybersecurity matters from the Company’s third-party information technology service providers and monitor the prevention, detection, mitigation and remediation of cybersecurity incidents. Their relevant experience includes oversight of public-company operations, financial reporting systems, disclosure controls and third-party information technology systems; neither officer has specialized cybersecurity qualifications.

Cybersecurity Risk Management Processes Integrated [Text Block]	The Company manages cybersecurity risks as part of its overall risk-management and internal-control processes. Its procedures include access controls, password protection, data backups, software updates and the reporting of suspected cybersecurity incidents. The Company may use external information technology advisors to assist with cybersecurity matters.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board, acting through the Audit Committee, oversees cybersecurity risk.
Cybersecurity Risk Role of Management [Text Block]	The Chief Executive Officer and Chief Financial Officer receive information regarding cybersecurity matters from the Company’s third-party information technology service providers and monitor the prevention, detection, mitigation and remediation of cybersecurity incidents.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Their relevant experience includes oversight of public-company operations, financial reporting systems, disclosure controls and third-party information technology systems; neither officer has specialized cybersecurity qualifications.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this Annual Report, the Company has not identified any cybersecurity incident that has materially affected its business, results of operations or financial condition. However, a future cybersecurity incident could have a material adverse effect on the Company.